UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21338

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	NY 10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year:	February 28, 2010

Date of reporting period:	August 31, 2009

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund Nicholas-Applegate Convertible & Income Fund II

Semi-Annual Report
August 31, 2009

Nicholas-Applegate Convertible & Income Funds Letter to Shareholders

October 15, 2009

Dear Shareholder:

Please find enclosed, the semi-annual reports for Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (collectively, the “Funds”) for the fiscal six-month period ended August 31, 2009.

Corporate securities, including convertible bonds and U.S. stocks, staged a solid rally during the fiscal six-month reporting period, recovering significant ground lost during the course of the 16-month bear market that ended in March of 2009. Signs of improving economic and liquidity conditions and stabilization among financial institutions contributed to renewed investor enthusiasm for risk assets. In this environment, the Merrill Lynch All-Convertible Index, an unmanaged index generally representative of the convertible securities market, posted a 37.74% return and the Standard & Poor’s 500 Index, an unmanaged index that is generally representative of the U.S. stock market returned 40.52%. The Barclays Capital U.S. Treasury Bond Index returned 0.39% for the fiscal six-month period ended August 31, 2009.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Nicholas-Applegate Capital Management LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   1

Nicholas-Applegate Convertible & Income Funds Fund Insights
August 31, 2009 (unaudited)

•	For the fiscal six-month period ended August 31, 2009, Nicholas-Applegate Convertible & Income Fund returned 75.52% on net asset value (“NAV”) and 110.62% on market price.

•	For the fiscal six-month period ended August 31, 2009, Nicholas-Applegate Convertible & Income Fund II returned 77.75% on NAV and 113.62% on market price.

•

High-yield investors were treated to one of the fastest investment whipsaws in recent memory during the fiscal six-month reporting period. The mantra of “sell everything” was exchanged for “buy everything and ask questions later”. During the six months ended August 31, 2009, the Merrill Lynch High Yield Master II Index, an unmanaged index of the broad high yield market, posted its highest quarterly return on record. Contributors to the high-yield market included financials and gaming, while detractors included health care and utilities. Credit downgrades continued to exceed the rate of upgrades, and the ratio on a trailing six month basis remained at record lows. New issuance returned to the forefront of the high-yield market.

•

The convertible securities market produced a positive return during the fiscal six-month reporting period. Significant improvement in the prices of corporate bonds was the primary driver of convertible returns, given the low delta and high average premium of the market. Convertibles typically offer downside protection versus equities. In 2008, the convertible universe participated in most of the downside of the equity markets. Rapidly widening corporate bond spreads caused the bond floors to decline. In the first half of 2009, the reverse was true. As capital markets opened up and access to capital improved, credit spreads tightened dramatically.

•

The Funds’ positions in the financial, industrial and technology industries contributed positively to performance during the reporting period. Financial companies benefited from capital raises and better trading and investment banking revenue. Industrial companies were positive during the reporting period as earnings and margins exceeded expectations, despite a weaker top line. Technology issuers rose as end markets stabilized and potential inventory replenishment was expected to drive upside to second quarter estimates.

•

The Funds’ positions in the health care and telecommunication industries detracted from performance during the reporting period. Health care issuers were down on the uncertainty of potential health care reform as well as a rotation into high beta industries. Telecommunication companies experienced similar sector rotation.

2   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund	Performance & Statistics
August 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Month	110.62%	75.52%

1 Year	(17.88)%	(16.67)%

5 Year	(0.17)%	(0.10)%

Commencement of Operations (3/31/03) to 8/31/09	3.09%	3.49%

Market Price/NAV Performance:
Commencement of Operations (3/31/03) to 8/31/09

Market Price/NAV:

Market Price	$8.01

NAV	$7.89

Premium to NAV	1.52%

Market Price Yield(2)	13.48%

Moody’s Ratings (as a % of Total Investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Fund performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at August 31, 2009.

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Nicholas-Applegate Convertible & Income Fund II Performance & Statistics
August 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Month	113.62%	77.75%

1 Year	(17.88)%	(21.71)%

5 Year	(1.00)%	(1.32)%

Commencement of Operations (7/31/03) to 8/31/09	0.71%	0.82%

Market Price/NAV Performance:
Commencement of Operations (7/31/03) to 8/31/09

Market Price/NAV:

Market Price	$7.47

NAV	$7.28

Premium to NAV	2.61%

Market Price Yield(2)	13.65%

Moody’s Ratings (as a % of Total Investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Fund performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at August 31, 2009.

4   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES—46.4%
	Advertising—1.0%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$9,080,650
	Aerospace & Defense—0.9%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB+	1,708,375
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB	6,628,131
			8,336,506
	Apparel—1.2%
10,695	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	10,989,113
	Auto Components—2.7%
11,050	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	10,663,250
11,305	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	10,117,975
6,553	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	5,799,405
			26,580,630
	Banks—0.6%
6,456	GMAC LLC, 6.75%, 12/1/14 (a) (b)	Ca/CCC	5,358,480
	Beverages—0.4%
3,400	Cott Beverages USA, Inc., 8.00%, 12/15/11	Caa2/CCC	3,370,250
	Commercial Services & Supplies—2.6%
10,400	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	7,800,000
11,810	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	11,691,900
4,835	Interface, Inc., 9.50%, 2/1/14	B3/B-	4,635,556
			24,127,456
	Construction & Engineering—1.1%
11,735	MasTec, Inc., 7.625%, 2/1/17	B1/B+	10,737,525
	Distribution/Wholesale—0.6%
5,420	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC	5,135,450
	Diversified Financial Services—1.9%
	Ford Motor Credit Co. LLC,
10,795	7.00%, 10/1/13	Caa1/CCC+	9,634,797
8,080	9.875%, 8/10/11	Caa1/CCC+	7,997,964
			17,632,761
	Diversified Telecommunication—1.0%
9,150	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	8,921,250
	Electric—0.6%
7,475	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa2/B-	5,382,000
	Electrical Components & Equipment—0.8%
7,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+	7,781,250
	Electrical Equipment—0.4%
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B	3,430,000
	Entertainment—1.4%
12,440	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	12,937,600
	Food & Staples Retailing—0.8%
570	Great Atlantic & Pacific Tea Co., 11.375%, 8/1/15 (a) (b)	B3/B-	564,300
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	7,048,150
			7,612,450

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Health Care Providers & Services—4.6%
$7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	$6,838,500
12,725	AMR Holdings Co., Inc., 10.00%, 2/15/15	Ba3/B	13,361,250
3,500	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	3,622,500
7,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	7,937,719
8,065	HCA, Inc., 9.25%, 11/15/16	B2/BB-	8,185,975
3,585	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB-	3,118,950
			43,064,894
	Holding Companies—Diversified—0.2%
2,000	Kansas City Southern Railway, 13.00%, 12/15/13	B2/B+	2,265,000
	Hotels Restaurants & Leisure—0.4%
3,260	MTR Gaming Group, Inc., 12.625%, 7/15/14 (a) (b)	B2/B	3,194,800
700	Royal Caribbean Cruises Ltd., 11.875%, 7/15/15	Ba3/BB-	735,000
			3,929,800
	Household Durables—1.3%
2,250	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	2,092,500
10,090	Jarden Corp., 7.50%, 5/1/17	B3/B-	9,762,075
			11,854,575
	Independent Power Producers & Energy Traders—0.4%
4,000	NRG Energy, Inc., 8.50%, 6/15/19	B1/BB-	3,910,000
	Internet Software & Services—0.8%
7,200	Terremark Worldwide, Inc., 12.00%, 6/15/17 (a) (b)	B2/B-	7,605,000
	IT Services—1.0%
	Unisys Corp. (a) (b),
4,704	12.75%, 10/15/14	Ba3/BB-	4,851,000
4,136	14.25%, 9/15/15	Ba3/BB-	4,073,960
			8,924,960
	Leisure Time—1.0%
11,700	Travelport LLC, 11.875%, 9/1/16	Caa1/CC	9,067,500
	Lodging—0.3%
2,385	Mandalay Resort Group, 1.359%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,575,929
	Machinery—0.1%
3,160	Accuride Corp., 8.50%, 2/1/15	Ca/D	647,800
	Metals & Mining—0.6%
6,000	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	5,925,000
	Miscellaneous Manufacturing—2.1%
11,500	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	9,832,500
1,355	Park-Ohio Industries, Inc., 8.375%, 11/15/14	Caa2/CCC+	862,119
9,710	Polypore, Inc., 8.75%, 5/15/12	B3/B-	9,370,150
			20,064,769
	Oil, Gas & Consumable Fuels—2.3%
6,510	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	6,005,475
10,180	OPTI Canada, Inc., 8.25%, 12/15/14	Caa1/B	6,667,900
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	8,793,750
			21,467,125

6   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Paper & Forest Products—1.3%
$11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	$8,310,550
12,945	NewPage Corp., 12.00%, 5/1/13	Caa3/C	4,174,763
			12,485,313
	Pipelines—0.7%
9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	6,506,500
	Real Estate—0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17 (a) (b)	Ba3/B+	2,351,250
	Retail—2.7%
2,880	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	Caa1/CCC	2,714,400
8,405	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CCC	7,228,300
1,000	Inergy L.P., 8.25%, 3/1/16	B1/B+	995,000
4,455	Michaels Stores, Inc., 10.00%, 11/1/14	Caa2/CCC	4,276,800
6,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	4,972,500
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	5,332,388
			25,519,388
	Semiconductors & Semiconductor Equipment—1.3%
11,565	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	11,911,950
	Software—0.9%
9,890	First Data Corp., 9.875%, 9/24/15	Caa1/B-	8,505,400
	Telecommunications—3.2%
7,680	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	7,872,000
13,540	Hawaiian Telcom Communications, Inc.,
	12.50%, 5/1/15, Ser. B (f)	WR/NR	16,925
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/BB-	7,119,088
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	7,058,925
5,385	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	4,496,475
3,980	West Corp., 11.00%, 10/15/16	Caa1/B-	3,691,450
			30,254,863
	Textiles Apparel & Luxury Goods—0.7%
6,020	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	6,290,900
	Wireless Telecommunication Services—2.2%
5,750	Crown Castle International Corp., 9.00%, 1/15/15	B2/B+	6,008,750
14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	14,785,750
			20,794,500

	Total Corporate Bonds & Notes (cost-$468,323,796)		433,335,787

CONVERTIBLE BONDS & NOTES—33.9%
	Aerospace & Defense—0.7%
7,535	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	6,800,337
	Banks—0.8%
7,805	National City Corp., 4.00%, 2/1/11	A3/A	7,844,025
	Commercial Services & Supplies—0.9%
510	Bowne & Co., Inc., 5.00%, 10/1/33 (c)	B3/CCC+	492,150
8,630	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	7,767,000
			8,259,150

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Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Computers—1.0%
$8,805	Maxtor Corp., 2.375%, 8/15/12	NR/B	$8,838,019
	Diversified Telecommunication Services—1.3%
6,855	QWest Communications International, 3.50%, 11/15/25	B1/B+	6,820,725
5,640	TW Telecom, Inc., 2.375%, 4/1/26	B3/B-	5,083,050
			11,903,775
	Electrical Equipment—2.9%
9,690	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	8,139,600
8,880	General Cable Corp., 0.875%, 11/15/13	B1/B+	8,402,700
13,875	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,440,938
			26,983,238
	Electronic Equipment, Instruments & Components—0.8%
8,185	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	7,049,331
	Energy Equipment & Services—0.5%
6,185	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	5,087,162
	Entertainment—0.8%
6,450	Macrovision Corp., 2.625%, 8/15/11	NR/B	7,909,313
	Health Care Equipment & Supplies—0.5%
4,625	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	4,619,219
	Health Care Providers & Services—0.8%
9,880	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	7,508,800
	Internet Software & Services—1.2%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	7,593,300
4,840	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	3,993,000
			11,586,300
	IT Services—0.9%
9,135	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,175,825
	Life Sciences Tools & Services—0.8%
6,900	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	7,590,000
	Machinery—0.9%
8,565	AGCO Corp., 1.25%, 12/15/36	NR/BB	8,639,944
	Media—2.6%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	6,900,300
8,080	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	7,797,200
9,220	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	9,196,950
			23,894,450
	Metals & Mining—0.2%
1,120	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	1,363,600
	Oil, Gas & Consumable Fuels—2.5%
10,155	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	9,672,637
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	6,118,000
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	7,516,975
			23,307,612

8   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Pharmaceuticals—1.2%
$6,920	Mylan, Inc., 1.25%, 3/15/12	NR/B+	$6,409,650
4,985	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba1/BB+	5,003,694
			11,413,344
	Real Estate Investment Trusts (REITs)—5.5%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	8,027,750
9,390	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	8,051,925
8,365	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	9,807,962
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,417,500
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	6,657,131
12,325	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	11,724,156
			51,686,424
	Semiconductors & Semiconductor Equipment—2.7%
16,715	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	13,518,256
3,385	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	5,509,087
6,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	6,017,512
			25,044,855
	Software—0.7%
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	6,135,831
	Specialty Retail—2.1%
19,932	Sonic Automotive, Inc., 6.00%, 5/15/12, Ser. AI (b) (e)	Caa2/NR	19,932,000
	Telecommunications—1.0%
9,455	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	9,502,275
	Textiles, Apparel & Luxury Goods—0.6%
6,225	Iconix Brand Group, Inc., 1.875%, 6/30/12	B2/B	5,695,875

	Total Convertible Bonds & Notes (cost-$279,065,399)		316,770,704

CONVERTIBLE PREFERRED STOCK—13.9%

Shares (000)
	Capital Markets—0.5%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980
			4,759,862
	Chemicals—0.4%
123	Celanese Corp., 4.25%, 12/31/49	NR/NR	4,057,803
	Commercial Banks—1.7%
40	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	4,931,496
13	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	11,125,125
			16,056,621
	Commercial Services & Supplies—0.2%
82	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	1,941,848

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   9

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
August 31, 2009 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value
	Diversified Financial Services—2.2%
14	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	$12,012,960
370	Credit Suisse Securities USA LLC, 10.00%, 9/1/10 (g)	Aa2/NR	8,291,017
			20,303,977
	Electric—1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	10,089,054
	Food Products—0.8%
88	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	7,904,283
	Household Durables—1.0%
12	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	9,085,162
	Housewares—0.4%
101	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	3,270,150
	Insurance—1.4%
48	Assured Guaranty Ltd., 8.50%, 6/1/14 (g)	NR/NR	4,065,061
339	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	9,257,975
			13,323,036
	Metals & Mining—1.0%
102	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	9,757,712
	Oil, Gas & Consumable Fuels—1.1%
119	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	9,077,906
8	Whiting Petroleum Corp., 6.25%, 12/31/49 (g)	NR/B-	970,240
			10,048,146
	Pharmaceuticals—0.7%
26	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	6,372,753
	Real Estate Investment Trusts (REITs)—1.4%
377	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	4,146,450
151	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	8,472,150
			12,618,600

	Total Convertible Preferred Stock (cost-$165,881,776)		129,589,007

COMMON STOCK—0.3%
	Specialty Retail—0.3%
235	Sonic Automotive, Inc. Cl. A (cost-$1,075,565)		3,006,700

SHORT-TERM INVESTMENTS—5.5%

Principal Amount (000)
	Time Deposit—5.5%
$50,910	Citibank- London, 0.030%, 9/1/09 (cost-$50,910,285)		50,910,285

	Total Investments (cost-$965,256,821)—100.0%		$933,612,483

10   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES— 45.1%
	Advertising—0.9%
$6,940	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$6,697,100
	Aerospace & Defense—0.8%
1,270	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB+	1,254,125
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB	4,268,075
			5,522,200
	Apparel—1.1%
7,865	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	8,081,287
	Auto Components—2.9%
8,265	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	7,975,725
9,700	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	8,681,500
4,540	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	4,017,900
			20,675,125
	Banks—0.6%
5,544	GMAC LLC, 6.75%, 12/1/14 (a) (b)	Ca/CCC	4,601,520
	Beverages—0.3%
2,450	Cott Beverages USA, Inc., 8.00%, 12/15/11	Caa2/CCC	2,428,562
	Commercial Services & Supplies—2.8%
8,445	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	6,333,750
10,040	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	9,939,600
4,165	Interface, Inc., 9.50%, 2/1/14	B3/B-	3,993,194
			20,266,544
	Construction & Engineering—1.3%
10,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	9,369,600
	Distribution/Wholesale—0.5%
3,980	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC	3,771,050
	Diversified Financial Services—2.0%
	Ford Motor Credit Co. LLC,
9,205	7.00%, 10/1/13	Caa1/CCC+	8,215,683
6,220	9.875%, 8/10/11	Caa1/CCC+	6,156,848
			14,372,531
	Diversified Telecommunication—1.1%
7,850	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	7,653,750
	Electric—0.6%
6,385	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa2/B-	4,597,200
	Electrical Components & Equipment—0.8%
5,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+	5,706,250
	Electrical Equipment—0.4%
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,570,000
	Entertainment—1.4%
9,560	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	9,942,400
	Food & Staples Retailing—0.8%
430	Great Atlantic & Pacific Tea Co., 11.375%, 8/1/15 (a) (b)	B3/B-	425,700
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	5,175,700
			5,601,400

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   11

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Health Care Providers & Services—4.8%
$6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	$5,945,500
10,755	AMR Holdings Co., Inc., 10.00%, 2/15/15	Ba3/B	11,292,750
2,200	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	2,277,000
5,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	6,321,656
5,935	HCA, Inc., 9.25%, 11/15/16	B2/BB-	6,024,025
3,075	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB-	2,675,250
			34,536,181
	Hotels Restaurants & Leisure—0.5%
2,440	MTR Gaming Group, Inc., 12.625%, 7/15/14 (a) (b)	B2/B	2,391,200
1,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/15	Ba3/BB-	1,050,000
			3,441,200
	Household Durables—0.8%
1,575	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	1,464,750
4,400	Jarden Corp., 7.50%, 5/1/17	B3/B-	4,257,000
			5,721,750
	Independent Power Producers & Energy Traders—0.4%
3,000	NRG Energy, Inc., 8.50%, 6/15/19	B1/BB-	2,932,500
	Internet Software & Services—0.8%
5,500	Terremark Worldwide, Inc., 12.00%, 6/15/17 (a) (b)	B2/B-	5,809,375
	IT Services—1.1%
	Unisys Corp. (a) (b),
4,057	12.75%, 10/15/14	Ba3/BB-	4,183,781
3,575	14.25%, 9/15/15	Ba3/BB-	3,521,375
			7,705,156
	Leisure Time—1.1%
10,300	Travelport LLC, 11.875%, 9/1/16	Caa1/CC	7,982,500
	Lodging—0.3%
2,143	Mandalay Resort Group, 1.359%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,314,523
	Machinery—0.1%
1,935	Accuride Corp., 8.50%, 2/1/15	Ca/D	396,675
	Metals & Mining—0.6%
4,500	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	4,443,750
	Miscellaneous Manufacturing—2.3%
8,635	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	7,382,925
1,390	Park-Ohio Industries, Inc., 8.375%, 11/15/14	Caa2/CCC+	884,388
8,290	Polypore, Inc., 8.75%, 5/15/12	B3/B-	7,999,850
			16,267,163
	Oil, Gas & Consumable Fuels—2.2%
4,740	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	4,372,650
7,470	OPTI Canada, Inc., 8.25%, 12/15/14	Caa1/B	4,892,850
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	6,281,250
			15,546,750

12   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Paper & Forest Products—1.5%
$10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	$7,121,300
11,055	NewPage Corp., 12.00%, 5/1/13	Caa3/C	3,565,238
			10,686,538
	Pipelines—0.9%
8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	6,363,500
	Real Estate—0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17 (a) (b)	Ba3/B+	1,828,750
	Retail—1.5%
2,120	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	Caa1/CCC	1,998,100
2,125	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CCC	1,827,500
1,345	Michaels Stores, Inc., 10.00%, 11/1/14	Caa2/CCC	1,291,200
6,665	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	4,998,750
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	922,613
			11,038,163
	Semiconductors & Semiconductor Equipment—1.0%
6,570	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	6,767,100
	Software—1.0%
8,105	First Data Corp., 9.875%, 9/24/15	Caa1/B-	6,970,300
	Telecommunications—2.8%
3,150	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	3,228,750
11,640	Hawaiian Telcom Communications, Inc.,
	12.50%, 5/1/15, Ser. B (f)	WR/NR	14,550
5,155	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/BB-	5,322,538
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	5,264,137
4,615	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	3,853,525
2,770	West Corp., 11.00%, 10/15/16	Caa1/B-	2,569,175
			20,252,675
	Textiles Apparel & Luxury Goods—0.7%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	4,739,075
	Wireless Telecommunication Services—2.1%
4,250	Crown Castle International Corp., 9.00%, 1/15/15	B2/B+	4,441,250
10,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	10,579,100
			15,020,350

	Total Corporate Bonds & Notes (cost-$353,822,180)		322,620,493

CONVERTIBLE BONDS & NOTES — 34.7%
	Aerospace & Defense—0.7%
5,975	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	5,392,437
	Banks—0.9%
6,195	National City Corp., 4.00%, 2/1/11	A3/A	6,225,975
	Commercial Services & Supplies—1.1%
1,715	Bowne & Co., Inc., 5.00%, 10/1/33 (c)	B3/CCC+	1,654,975
6,855	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	6,169,500
			7,824,475

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   13

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Computers—1.0%
$6,895	Maxtor Corp., 2.375%, 8/15/12	NR/B	$6,920,856
	Diversified Telecommunication Services—1.3%
5,415	QWest Communications International, 3.50%, 11/15/25	B1/B+	5,387,925
4,405	TW Telecom, Inc., 2.375%, 4/1/26	B3/B-	3,970,006
			9,357,931
	Electrical Equipment—3.0%
7,555	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	6,346,200
7,110	General Cable Corp., 0.875%, 11/15/13	B1/B+	6,727,837
10,875	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	8,183,438
			21,257,475
	Electronic Equipment, Instruments & Components—0.8%
6,490	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	5,589,513
	Energy Equipment & Services—0.6%
4,835	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	3,976,787
	Entertainment—0.9%
5,175	Macrovision Corp., 2.625%, 8/15/11	NR/B	6,345,844
	Health Care Equipment & Supplies—0.5%
3,795	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	3,790,256
	Health Care Providers & Services—0.8%
7,830	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	5,950,800
	Internet Software & Services—1.3%
6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	6,068,700
3,935	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	3,246,375
			9,315,075
	IT Services—0.9%
7,075	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	6,332,125
	Life Sciences Tools & Services—0.8%
5,100	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	5,610,000
	Machinery—1.0%
6,830	AGCO Corp., 1.25%, 12/15/36	NR/BB	6,889,763
	Media—2.6%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	5,461,200
6,420	Liberty Media LLC, 3.125%, 3/30/23	Ba2/BB+	6,195,300
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	6,902,700
			18,559,200
	Metals & Mining—0.1%
880	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	1,071,400
	Oil, Gas & Consumable Fuels—2.5%
6,900	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	6,572,250
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	5,091,625
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	5,933,425
			17,597,300

14   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Pharmaceuticals—1.2%
$5,595	Mylan, Inc., 1.25%, 3/15/12	NR/B+	$5,182,369
3,760	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba1/BB+	3,774,100
			8,956,469
	Real Estate Investment Trusts (REITs)—5.3%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	4,481,750
7,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	6,238,313
6,635	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	7,779,538
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,891,000
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	5,253,806
9,040	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	8,599,300
			38,243,707
	Semiconductors & Semiconductor Equipment—2.7%
12,500	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	10,109,375
2,615	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	4,255,912
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,795,988
			19,161,275
	Software—0.7%
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	4,829,169
	Specialty Retail—2.4%
16,874	Sonic Automotive, Inc., 6.00%, 5/15/12, Ser. AI (b) (e)	Caa2/NR	16,874,000
	Telecommunications—1.0%
7,450	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	7,487,250
	Textiles, Apparel & Luxury Goods—0.6%
4,880	Iconix Brand Group, Inc., 1.875%, 6/30/12	B2/B	4,465,200

	Total Convertible Bonds & Notes (cost-$219,888,038)		248,024,282

CONVERTIBLE PREFERRED STOCK— 14.2%

Shares (000)
	Capital Markets—0.6%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561
			4,252,590
	Chemicals—0.5%
102	Celanese Corp., 4.25%, 12/31/49	NR/NR	3,346,947
	Commercial Banks—1.8%
30	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	3,755,672
10	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	8,823,375
			12,579,047
	Commercial Services & Supplies—0.1%
37	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	870,984

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   15

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value
	Diversified Financial Services—2.2%
11	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	$9,605,190
287	Credit Suisse Securities USA LLC, 10.00%, 9/1/10 (g)	Aa2/NR	6,419,213
			16,024,403
	Electric—1.1%
187	AES Trust III, 6.75%, 10/15/29	B3/B	,854,176
	Food Products—0.9%
70	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	6,258,268
	Household Durables—1.0%
10	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	7,178,400
	Housewares—0.4%
79	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	2,534,850
	Insurance—1.4%
38	Assured Guaranty Ltd., 8.50%, 6/1/14 (g)	NR/NR	3,236,551
261	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	7,130,145
			10,366,696
	Metals & Mining—1.1%
81	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	7,723,562
	Oil, Gas & Consumable Fuels—1.1%
93	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	7,106,269
6	Whiting Petroleum Corp., 6.25%, 12/31/49 (g)	NR/B-	759,680
			7,865,949
	Pharmaceuticals—0.7%
21	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	5,076,394
	Real Estate Investment Trusts (REITs)—1.3%
246	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	2,704,350
118	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	6,645,650
			9,350,000

	Total Convertible Preferred Stock (cost-$130,825,726)		101,282,266

COMMON STOCK—0.4%
	Specialty Retail—0.4%
199	Sonic Automotive, Inc. Cl. A (cost-$910,550)		2,545,411

SHORT-TERM INVESTMENTS—5.6%

Principal Amount (000)
	Time Deposit—5.6%
$40,171	Citibank- London, 0.030%, 9/1/09
	(cost-$40,171,471)		40,171,471

	Total Investments (cost-$745,617,965)—100.0%		$714,643,923

16   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund
Nicholas-Applegate Convertible & Income Fund II Schedules of Investments
August 31, 2009 (unaudited)

Notes to Schedules of Investments:
(a)

144A Security - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)

Private Placement - Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $85,980,083 and $67,144,264, representing 9.2% and 9.4% of total investments in Convertible & Income and Convertible & Income II, respectively.

(c) Step Bond - Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical. (e) Fair-Valued - Securities with an aggregate value of $27,267,791 and $23,441,113, representing 2.9% and 3.3% of total investments in Convertible & Income and Convertible & Income II, respectively. See Note 1 (a) in the Notes to Financial statements.

(f) In default.
(g) Non-income producing.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2009.
NR — Not Rated
WR — Withdrawn Rating

See accompanying Notes to Financial Statements | 8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   17

Nicholas-Applegate Convertible & Income Funds	Statements of Assets and
August 31, 2009 (unaudited)	Liabilities

	Convertible & Income	Convertible & Income II
Assets:
Investments, at value (cost-$965,256,821 and $745,617,965, respectively)	$933,612,483	$714,643,923
Interest and dividends receivable	15,107,335	11,375,179
Prepaid expenses	73,800	48,247
Total Assets	948,793,618	726,067,349

Liabilities:
Payable for investments purchased	10,613,039	8,301,890
Dividends payable to common and preferred shareholders	6,562,603	5,123,964
Investment management fees payable	550,470	421,277
Accrued expenses	91,906	98,832
Total Liabilities	17,818,018	13,945,963
Preferred Shares ($0.00001 par value; $25,000 liquidation preference per share applicable to 14,280 and 10,960 shares issued and outstanding, respectively)	357,000,000	274,000,000
Net Assets Applicable to Common Shareholders	$573,975,600	$438,121,386

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$728	$602
Paid-in-capital in excess of par	1,032,967,421	849,823,450
Undistributed (dividends in excess of) net investment income	(4,268,158)	4,658,782
Accumulated net realized loss	(423,080,053)	(385,387,406)
Net unrealized depreciation of investments	(31,644,338)	(30,974,042)
Net Assets Applicable to Common Shareholders	$573,975,600	$438,121,386
Common Shares Issued and Outstanding	72,780,612	60,182,023
Net Asset Value Per Common Share	$7.89	$7.28

18   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds Statements of Operations
Six Months ended August 31, 2009 (unaudited)

	Convertible & Income	Convertible & Income II

Investment Income:
Interest	$37,861,684	$28,648,348
Dividends	4,947,662	3,949,649
Other income	68,412	55,136
Total Investment Income	42,877,758	32,653,133

Expenses:
Investment management fees	2,913,846	2,224,172
Auction agent fees and commissions	292,951	246,896
Shareholder communications	85,616	65,909
Custodian and accounting agent fees	54,782	48,468
Audit and tax services	47,730	48,453
Legal fees	45,586	42,904
Trustees’ fees and expenses	42,082	31,669
New York Stock Exchange listing fees	35,525	28,721
Transfer agent fees	16,862	16,333
Insurance expense	15,783	12,371
Miscellaneous	3,080	11,580
Total expenses	3,553,843	2,777,476

Net Investment Income	39,323,915	29,875,657

Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(132,739,991)	(108,960,487)
Net change in unrealized appreciation/depreciation of investments	356,974,637	283,741,722
Net realized and change in unrealized gain on investments	224,234,646	174,781,235
Net Increase in Net Assets Resulting from Investment Operations	263,558,561	204,656,892

Dividends on Preferred Shares from Net Investment Income:	(544,132)	(417,624)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$263,014,429	$204,239,268

See accompanying Notes to Financial Statements | 8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   19

Nicholas-Applegate Convertible & Income Funds	Statements of Changes in Net Assets Applicable to Common Shareholders

	Convertible & Income		Convertible & Income II
	Six Months ended August 31, 2009 (unaudited)	Year ended February 28, 2009	Six Months ended August 31, 2009 (unaudited)	Year ended February 28, 2009

Investment Operations:
Net investment income	$ 39,323,915	$ 112,099,864	$ 29,875,657	$ 92,530,381
Net realized loss on investments	(132,739,991)	(245,263,472)	(108,960,487)	(235,709,086)
Net change in unrealized appreciation/depreciation of investments	356,974,637	(312,501,685)	283,741,722	(244,500,463)
Net increase (decrease) in net assets resulting from investment operations	263,558,561	(445,665,293)	204,656,892	(387,679,168)

Dividends on Preferred Shares from Net Investment Income	(544,132)	(12,382,916)	(417,624)	(11,737,360)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	263,014,429	(458,048,209)	204,239,268	(399,416,528)

Dividends to Common Shareholders from Net Investment Income	(39,212,354)	(97,781,936)	(30,620,955)	(76,827,211)

Capital Share Transactions:
Reinvestment of dividends	1,630,010	9,330,789	1,283,511	4,103,707
Total increase (decrease) in net assets applicable to common shareholders	225,432,085	(546,499,356)	174,901,824	(472,140,032)

Net Assets Applicable to Common Shareholders:
Beginning of period	348,543,515	895,042,871	263,219,562	735,359,594
End of period (including undistributed (dividends in excess of) net investment income of $(4,268,158), $(3,835,587), $4,658,782, and $5,821,704, respectively)	$573,975,600	$ 348,543,515	$438,121,386	$263,219,562
Common Shares Issued in Reinvestment of Dividends	220,615	1,053,285	187,931	586,369

20    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

1. Organization and Significant Accounting Policies
Nicholas-Applegate Convertible & Income Fund (“Convertible & Income”) and Nicholas-Applegate Convertible & Income Fund II (“Convertible & Income II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Prior to commencing operations, on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a diversified portfolio of convertible securities and non-convertible income-producing securities. There can be no assurance that the Funds will achieve their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements
The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   21

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds have adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009 in valuing each Fund’s assets and liabilities were:

Convertible & Income:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/2009

Investments in Securities - Assets
Common Stock	$ 3,006,700	—	—	$ 3,006,700
Convertible Bonds & Notes:
Specialty Retail	—	—	$19,932,000	19,932,000
All Other	—	$296,838,704	—	296,838,704
Convertible Preferred Stock:
Capital Markets	—	—	4,759,862	4,759,862
Diversified Financial Services	12,012,960	8,291,017	—	20,303,977
Insurance	9,257,975	—	4,065,061	13,323,036
All Other	91,202,132	—	—	91,202,132
Corporate Bonds & Notes:
Lodging	—	—	2,575,929	2,575,929
All Other	—	430,759,858	—	430,759,858
Short-Term Investments	—	50,910,285	—	50,910,285

Total Investments in Securities - Assets	$115,479,767	$786,799,864	$31,332,852	$933,612,483

22    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)
Convertible & Income II:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/2009

Investments in Securities - Assets
Common Stock	$2,545,411	—	—	$2,545,411
Convertible Bonds & Notes:
Specialty Retail	—	—	$16,874,000	16,874,000
All Other	—	$231,150,282	—	231,150,282
Convertible Preferred Stock:
Capital Markets	—	—	4,252,590	4,252,590
Diversified Financial Services	9,605,190	6,419,213	—	16,024,403
Insurance	7,130,145	—	3,236,551	10,366,696
All Other	70,638,577	—	—	70,638,577
Corporate Bonds & Notes
Lodging	—	—	2,314,523	2,314,523
All Other	—	320,305,970	—	320,305,970
Short-Term Investments	—	40,171,471	—	40,171,471

Total Investments in Securities - Assets	$89,919,323	$598,046,936	$26,677,664	$714,643,923

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at August 31, 2009, were as follows:

Convertible & Income:

	Beginning Balance 2/28/2009	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 8/31/2009

Investments in Securities - Assets
Convertible Bonds & Notes:
Specialty Retail	$15,230,800	($1,075,566)	$40,999	—	$5,735,767	—	$19,932,000
Convertible
Preferred Stock:
Capital Markets	4,759,862	—	—	—	—	—	4,759,862
Insurance	—	3,911,366	—	—	153,695	—	4,065,061
Corporate Bonds & Notes:
Lodging	2,575,929	—	—	—	—	—	2,575,929

Total Investments in Securities - Assets	$22,566,591	$2,835,800	$40,999	—	$5,889,462	—	$31,332,852

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report    23

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)
Convertible & Income II:

	Beginning Balance 2/28/2009	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 8/31/2009

Investments in Securities - Assets
Convertible Bonds & Notes:
Specialty Retail	$12,894,124	($910,551)	$17,013	—	$4,873,414	—	$16,874,000
Convertible
Preferred Stock:
Capital Markets	4,252,590	—	—	—	—	—	4,252,590
Insurance	—	3,112,976	—	—	123,575	—	3,236,551
Corporate Bonds & Notes:
Lodging	2,314,523	—	—	—	—	—	2,314,523

Total Investments in Securities - Assets	$19,461,237	$2,202,425	$17,013	—	$4,996,989	—	$26,677,664

For the six months ended August 31, 2009, there was no change in unrealized appreciation/depreciation of Level 3 investments, which the Funds held at August 31, 2009. Realized gain (loss) and change in unrealized appreciation/depreciation are recorded on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividend income.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Funds may become subject to excise tax based on the extent of the distributions to shareholders.

FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at August 31, 2009. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions—Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these

24    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at a risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The main risks from derivative instruments are interest rate, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As normal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e., yield) movements.

The market values of equity securities, such as common stock and preferred stock or equity-related investments such as futures and options, may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds will be exposed to credit risk on parties with whom they trade and will also bear the risk of settlement default. The Funds seek to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on reorganized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Nicholas-Applegate Capital Management (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty. Generally all transactions in listed securities are settled/paid for upon delivery. Delivery of securities sold is only made once the Funds have received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

During the six-months ended August 31, 2009, the Funds held synthetic convertible securities with Lehman Brothers Holdings, Inc. as the counterparty. On September 15, 2008, Lehman Brothers, Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities has been written down to their estimated recoverable values.

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report    25

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

3. Financial Derivatives Instruments

FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” (“FAS 161”), requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds may sometimes use derivative instruments for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value though the Fund’s Statements of Operations and such derivatives do not qualify for FAS 161 hedge accounting treatment.

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Funds pay the Investment Manager an annual fee, payable on a monthly basis, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investment in Securities
For the six months ended August 31, 2009, purchases and sales of investments, other than short-term securities were:

	U.S. Government Obligation		All Other

	Purchases	Sales	Purchases	Sales

Convertible & Income	—	$20,715,000	$260,534,793	$261,381,407
Convertible & Income II	—	22,035,000	202,841,062	200,893,464

6. Income Tax Information
The Funds’ cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Convertible & Income	$970,219,769	$74,103,960	$(110,711,246)	$(36,607,286)
Convertible & Income II	749,819,468	56,157,905	(91,333,450)	(35,175,545)

For the Funds, the difference between book and tax cost and appreciation/depreciation is attributable to the differing treatment of market premium amortization on corporate bonds.

7. Auction-Rate Preferred Shares

Convertible & Income has 2,856 shares of Preferred Shares Series A, 2,856 shares of Preferred Shares Series B, 2,856 shares of Preferred Shares Series C, 2,856 shares of Preferred Shares Series D, and 2,856 shares of Preferred Shares Series E outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has 2,192 shares of Preferred Shares Series A, 2,192 shares of Preferred Shares Series B, 2,192 shares of Preferred Shares Series C, 2,192 shares of Preferred Shares Series D, and 2,192 shares of Preferred Shares Series E outstanding, each with a liquidation preference value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized long-term gains, if any, are paid annually.

26    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

7. Auction-Rate Preferred Shares (continued)
For the six months ended August 31, 2009, the annualized dividend rates ranged from:

	High	Low	At August 31, 2009

Convertible & Income:
Series A	0.677%	0.195%	0.195%
Series B	0.527%	0.120%	0.270%
Series C	0.452%	0.225%	0.225%
Series D	0.677%	0.210%	0.300%
Series E	0.677%	0.165%	0.210%

Convertible & Income II:
Series A	0.677%	0.195%	0.195%
Series B	0.527%	0.120%	0.270%
Series C	0.452%	0.225%	0.225%
Series D	0.677%	0.210%	0.300%
Series E	0.677%	0.165%	0.210%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated action failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

8. Legal Proceedings

In June and September 2004, the Investment Manager, and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report    27

Nicholas-Applegate Convertible & Income Funds	Notes to Financial
August 31, 2009 (unaudited)	Statements

9. Subsequent Events
In accordance with FASB Statement of Financial Accounting Standard No. 165, “Subsequent Events” (“FAS 165”), management has evaluated subsequent events following the six months ended August 31, 2009 through October 23, 2009, the date the financial statements were issued.

The objective of FAS 165 is to establish principles and requirements for subsequent events. In particular, FAS 165 sets forth:

a)

The period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements.

b)	The circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date.

c)	The disclosures that an entity shall make about events or transactions that occurred after the balance sheet date.

The subsequent events were as follows:

Diana L. Taylor resigned as Trustee of the Funds on September 10, 2009.

On September 1, 2009 the following monthly dividends were declared to common shareholders, payable September 30, 2009 to shareholders of record on September 11, 2009:

Convertible & Income	$0.09 per share
Convertible & Income II	$0.085 per share

On October 1, 2009 the following monthly dividends were declared to common shareholders, payable November 2, 2009 to shareholders of record on October 13, 2009:

Convertible & Income	$0.09 per share
Convertible & Income II	$0.085 per share

28   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Fund Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended August 31, 2009 (unaudited)		Year ended

			February 28, 2009		February 29, 2008	February 28, 2007	February 28, 2006		February 28, 2005

Net asset value, beginning of period	$4.80		$12.52		$14.84	$14.69	$16.07		$16.67

Income from Investment Operations:
Net investment income	0.54		1.56		1.62	1.66	1.51		1.48

Net realized and change in unrealized gain (loss) on investments and interest rate caps	3.10		(7.75)		(2.05)	0.55	(0.48)		0.38

Total from investment operations	3.64		(6.19)		(0.43)	2.21	1.03		1.86

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.01)		(0.17)		(0.39)	(0.34)	(0.25)		(0.12)

Net realized gains	—		—		—	(0.03)	(0.02)		(0.02)

Total dividends and distributions on preferred shares	(0.01)		(0.17)		(0.39)	(0.37)	(0.27)		(0.14)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	3.63		(6.36)		(0.82)	1.84	0.76		1.72

Dividends and Distributions to Common Shareholders from:
Net investment income	(0.54)		(1.36)		(1.50)	(1.50)	(1.91)		(1.50)

Net realized gains	—		—		—	(0.19)	(0.23)		(0.82)

Total dividends and distributions to common shareholders	(0.54)		(1.36)		(1.50)	(1.69)	(2.14)		(2.32)

Net asset value, end of period	$7.89		$4.80		$12.52	$14.84	$14.69		$16.07

Market price, end of period	$8.01		$4.05		$12.50	$16.08	$15.69		$15.82

Total Investment Return(1)	110.62%		(61.55)%		(13.63)%	14.60%	14.30%		11.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000)	$573,976		$348,544		$895,043	$1,050,149	$1,017,779		$1,086,001

Ratio of expenses to average net assets(2)	1.50	%(4)	1.56	%(3)	1.26%	1.27%	1.28	%(3)	1.24%

Ratio of net investment income to average net assets(2)	16.59	%(4)	16.87%		11.26%	11.37%	10.03%		9.20%

Preferred shares asset coverage per share	$65,193		$49,406		$67,626	$74,981	$73,442		$76,698

Portfolio turnover	33%		62%		33%	67%	52%		70%

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets, excluding excise tax expense was 1.53% for the year ended February 28, 2009 and 1.26% for the year ended February 28, 2006.
(4)	Annualized.

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   29

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

								For the Period July 1, 2005 through February 28, 2006†		Year ended June 30, 2005	For the Period July 31, 2003* through June 30, 2004
	Six Months ended August 31, 2009 (unaudited)		Year ended

			February 28, 2009		February 29, 2008		February 28, 2007

Net asset value, beginning of period	$4.39		$12.38		$14.91		$14.70	$14.61		$15.18	14.33	**

Income from Investment Operations:
Net investment income	0.50		1.55		1.70		1.69	1.04		1.59	1.23

Net realized and change in unrealized gain (loss) on investments and interest rate caps	2.91		(8.05)		(2.17)		0.61	0.58		(0.39)	1.10

Total from investment operations	3.41		(6.50)		(0.47)		2.30	1.62		1.20	2.33

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.01)		(0.20)		(0.45)		(0.38)	(0.17)		(0.21)	(0.08)

Net realized gain	—		—		—		(0.04)	(0.05)		(0.00)††	—

Total dividends and distributions on preferred shares	(0.01)		(0.20)		(0.45)		(0.42)	(0.22)		(0.21)	(0.08)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	3.40		(6.70)		(0.92)		1.88	1.40		0.99	2.25

Dividends and Distributions to Common Shareholders from:
Net investment income	(0.51)		(1.29)		(1.61)		(1.42)	(1.05)		(1.42)	(1.24)

Net realized gains	—		—		—		(0.25)	(0.26)		(0.14)	(0.03)

Total dividends and distributions to common shareholders	(0.51)		(1.29)		(1.61)		(1.67)	(1.31)		(1.56)	(1.27)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—		—		—	—		—	(0.03)

Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—		—		—	—		—	(0.10)

Total capital share transactions	—		—		—		—	—		—	(0.13)

Net asset value, end of period	$7.28		$4.39		$12.38		$14.91	$14.70		$14.61	$15.18

Market price, end of period	$7.47		$3.73		$12.09		$15.42	$15.14		$14.74	$14.05

Total Investment Return(1)	113.62%		(63.34)%		(12.08)%		13.99%	12.10%		16.44%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000)	$438,121		$263,220		$735,359		$879,014	$850,769		$834,909	$855,783

Ratio of expenses to average net assets(2)	1.54	%(3)	1.71	%(4)	1.35	%(4)	1.34%	1.37	%(3)(4)	1.35%	1.23	%(3)

Ratio of net investment income to average net assets(2)	16.54	%(3)	17.26%		11.75%		11.56%	10.57	%(3)	9.79%	8.87	%(3)

Preferred shares asset coverage per share	$64,973		$49,015		$61,410		$68,493	$67,096		$66,319	$67,359

Portfolio turnover	33%		57%		34%		60%	33%		67%	73%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	During the period the Fund’s fiscal year-end changed from June 30 to February 28.
††	Less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.
(4)

Ratio of expenses to average net assets, excluding excise tax expense was 1.63% for the year ended February 28, 2009, 1.34% for the year ended February 29, 2008 and 1.35% for the period July 1, 2005 through February 28, 2006.

30   Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds	Annual Shareholder
August 31, 2009 (unaudited)	Meetings Results/Proxy
Voting Policies
& Procedures

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 14, 2009. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority

Convertible & Income
Re-election of Paul Belica—Class III to serve until 2012	64,895,145	2,608,849
Re-election of John C. Maney**—Class III to serve until 2012	64,950,714	2,553,280
Election of Diana L. Taylor*†—Class II to serve until 2011	10,761	312

Messrs. Hans W. Kertess, Robert E. Connor*, William B. Ogden, IV and R. Peter Sullivan, III continue to serve as Trustees of Convertible & Income Fund.

Convertible & Income II
Re-election of Hans W. Kertess—Class III to serve until 2012	51,169,985	2,112,025
Re-election of John C. Maney**—Class III to serve until 2012	51,258,807	2,023,203
Election of Diana L. Taylor*†—Class II to serve until 2011	8,325	171

Messrs. Paul Belica, Robert E. Connor*, William B. Ogden, IV and R. Peter Sullivan, III continue to serve as Trustees of Convertible & Income Fund II.

*	Preferred Shares Trustee.
**	John C. Maney is an Interested Trustee of the Funds.
†	Diana L. Taylor resigned as Trustee of the Funds on September 10, 2009.

Proxy Voting Policies & Procedures:
A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

See accompanying Notes to Financial Statements | 8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   31

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 16-17, 2009 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Funds’ Advisory Agreements and the Sub-Advisory Agreements, as amended, should be approved for a one-year period commencing July 1, 2009.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year ended March 31, 2009, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

32    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited) (continued)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that while the Investment Manager had provided a memorandum containing comparative information on the performance and expense information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Convertible & Income (“NCV”)

The Trustees noted that the expense group for NCV is small, ranging from 5 to 6 funds. The Trustees also noted that the actual management fees were at the median for NCV and the total actual expenses were below the median. The Trustees also noted that NCV ranked in the fifth quintile for the 1-, 3- and 5-year performance. As of May 31, 2009, NCV moved into the top quintile for the 3-months and year-to-date periods, and moved into the fourth quintile for the 1-, 3-year and 5-year periods, as applicable.

Convertible & Income II (“NCZ”)

The Trustees noted that the expense group for NCZ is small, ranging from 5 to 6 funds. The Trustees also noted that the actual management fees were at the median for NCZ and the total actual expenses were below the median. The Trustees also noted that NCZ ranked in the fifth quintile for the 1-, 3- and 5-year performance. As of May 31, 2009, NCZ moved into the top quintile for the 3-months and year-to-date periods.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Funds’ ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by other clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Funds’ net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

8.31.09 | Nicholas-Applegate Convertible & Income Funds Semi-Annual Report   33

Nicholas-Applegate Convertible & Income Funds	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited) (continued)

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

34    Nicholas-Applegate Convertible & Income Funds Semi-Annual Report | 8.31.09

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Robert E. Connor	Treasurer, Principal Financial & Accounting Officer
John C. Maney	Thomas J. Fuccillo
William B. Ogden, IV	Vice President, Secretary & Chief Legal Officer
R. Peter Sullivan III	Scott Whisten
Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Investment Manager	Assistant Secretary
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Forms N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On July 22, 2009, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds are available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery.

ITEM 2. CODE OF ETHICS

     Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

     Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

      Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not required in this filing.

As of October 28, 2009, the following individuals constitute the team that has primary responsibility for the day-to-day implementation of the Nicholas-Applegate Convertible & Income Fund (NCV) and Nicholas-Applegate Convertible & Income Fund II (NCZ), with Mr. Forsyth serving as head of the team:

Douglas G. Forsyth, CFA
Managing Director, Portfolio Manage (since inception), Income and Growth Strategies
Doug Forsyth oversees Nicholas-Applegate's Income and Growth Strategies portfolio management and research teams and is a member of the firm’s Executive Committee. Prior to joining Nicholas-Applegate in 1994, Doug was a securities analyst at AEGON USA, where he was responsible for financial and strategic analysis of high yield securities. Doug was previously a research assistant at The University of Iowa, where he earned his B.B.A. in finance. He has sixteen years of investment industry experience.

Justin Kass, CFA
Senior Vice President, Portfolio Manage (since July 2003 of NCV and since inception of NCZ), Income and Growth Strategies
Justin Kass joined the firm in 2000 with responsibilities for portfolio management and research on our Income and Growth Strategies team. He was previously an analyst and interned on the team, where he added significant depth to our proprietary Upgrade Alert Model. He earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has ten years of investment industry experience.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

     None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.3a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 28, 2009